INVENTORY (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 903	$ 0
Work-in-progress	471	0
Finished goods	579	0
Total Inventory	$ 1,953	$ 0